Revenue (Tables)	6 Months Ended
Mar. 31, 2020
Revenue from Contract with Customer [Abstract]
Schedule of Revenue From Customers
	Year Ended September 30			Six Months Ended March 31
	2017	2018	2019	2019	2020
				(unaudited)
Film:
Theatrical	$20,339	$136,474	$109,716	$58,619	$49,162
Home entertainment	94,457	102,971	118,716	71,382	53,405
TV/Streaming	40,368	32,026	71,575	42,123	35,168
Other post theatrical	2,772	1,245	4,988	1,506	2,649
International	37,836	154,915	88,633	46,876	38,198
Total film	195,772	427,631	393,628	220,506	178,582

Television and other	5,669	21,215	40,633	3,562	9,871
Total revenue	$201,441	$448,846	$434,261	$224,068	$188,453